STOCK OPTIONS AND STOCK BASED COMPENSATION (Details) (USD $)	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011
Share Based Compensation To Employees and Non Employees	$ 557	$ 746	$ 1,680	$ 877
Cost of Sales [Member]
Share Based Compensation To Employees and Non Employees	14	12	29	23
Selling and Marketing Expense [Member]
Share Based Compensation To Employees and Non Employees	144	233	511	212
Research and Development Expense [Member]
Share Based Compensation To Employees and Non Employees	167	264	608	302
General and Administrative Expense [Member]
Share Based Compensation To Employees and Non Employees	$ 232	$ 237	$ 532	$ 340